SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Significant Accounting Policies
Investments	$ 100	$ 100	$ 200
Cash restricted for use	$ 200